TAXATION (Tables)	12 Months Ended
Dec. 31, 2020
TAXATION
Schedule of Significant Components of Provision for Income Taxes on Earnings

	Years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Current:
PRC	5,709	6,198	3,641
U.S.	—	5	2,274
Deferred:
PRC	(2,594)	6,156	1,065
U.S.	383	558	(5,918)
Provision for income tax expenses	3,498	12,917	1,062

Schedule of Principal Components of the Group's Deferred Tax Assets and Liabilities

	As of December 31
	2019	2020
	RMB	RMB
Deferred tax asset:
Accrued expense	4,332	5,241
Allowance for doubtful accounts	39,051	37,470
Tax loss carried forward	229,545	275,914
Deferred advertising expense	221	222
Impairment of long-lived tangible assets	357	357
Discount on long-term receivables from Jinghan Taihe	8,660	8,930
Total deferred tax assets	282,166	328,134
Valuation allowance	(249,626)	(297,689)
Deferred tax assets, net of valuation allowance	32,540	30,445

Deferred tax liabilities:
- Unrecognized valuation surplus and deficit - acquisition	81,125	81,125
- Unrecognized valuation surplus and deficit - decrease due to amortization and impairment	(61,516)	(62,759)
- Unrealized profit of short-term investments	428	235
- Accelerated fixed assets depreciation	2,308	2,119
- Unrealized gain on acquisition	—	3,387
Total deferred tax liabilities	22,345	24,107
Deferred tax assets, net of valuation allowance and deferred tax liabilities	10,195	6,338

Summary of amounts and expiration dates of operating loss carryforward

Amount
RMB
2021	11,016
2022	9,995
2023	12,127
2024	13,995
2025 and thereafter	812,594
Total	859,727

Schedule of Roll-forward of Valuation Allowance

	As of December 31,
	2018	2019	2020
	RMB	RMB	RMB
Balance at beginning of the year	403,485	278,437	249,626
Allowance made during the year	7,315	96,336	66,346
Decrease due to disposal/deregistration of subsidiaries	(23,595)	(65,639)	(2,408)
Reversals	(108,768)	(59,508)	(15,875)
Balance at end of the year	278,437	249,626	297,689

Schedule of Reconciliation Between Total Income Tax Expense and Amount Computed by Applying the Weighted Average Statutory Income Tax Rate to Income Before Income Taxes

	Years ended December 31,
	2018	2019	2020
	%	%	%
PRC statutory income tax rate	25%	25%	25%
Impact of different tax rates in other jurisdictions	(2)%	(8)%	(1)%
Tax effect of preferential tax rate for small enterprises	0%	(5)%	5%
Tax effect of non-deductible expenses	9%	(2)%	29%
Tax effect of non-taxable income	(9)%	2%	19%
Tax effect of tax-exempt entities	0%	17%	(20)%
Tax effect of deemed profit	(2)%	0%	0%
Tax effect of short term investment	3%	0%	0%
Deferred tax effect of tax rate change	0%	(35)%	47%
Changes in valuation allowance	(16)%	(9)%	(106)%
Effective tax rate	8%	(15)%	(2)%

Schedule of Reconciliation of Beginning and Ending Amount of Liabilities Associated with Uncertain Tax Positions

	As of December 31,
	2018	2019	2020
	RMB	RMB	RMB
Unrecognized tax benefits, beginning of year	24,619	26,246	32,152
The amount of decreases in the unrecognized tax benefits relating to settlements with taxing authorities	(259)	(242)	(69)
Additions for tax position of current year	2,301	6,148	3,231
Decrease due to disposal of subsidiaries (Note 26)	—	—	(551)
Decrease due to deregistration of subsidiary	(415)	—	—
Unrecognized tax benefits, end of year	26,246	32,152	34,763